LEASES - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets [Roll Forward]
Beginning balance	$ 80,502	$ 55,590
Additions	35,408	32,090
Disposal	(144)
Impairment	(333)	0
Exchange realignment	(2,773)	645
Depreciation of right-of-use assets	(10,728)	(7,823)
Ending balance	101,932	80,502
Leasehold land
Right-of-Use Assets [Roll Forward]
Beginning balance	4,192
Ending balance	3,654	4,192
Leasehold land | Non-Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	4,192	4,357
Additions	0	0
Disposal	0
Impairment	(333)
Exchange realignment	(113)	(72)
Depreciation of right-of-use assets	(92)	(93)
Ending balance	3,654	4,192
Buildings
Right-of-Use Assets [Roll Forward]
Beginning balance	3,621
Ending balance	7,866	3,621
Buildings | Non-Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	3,621	4,887
Additions	6,710	880
Disposal	(144)
Impairment
Exchange realignment	(93)	22
Depreciation of right-of-use assets	(2,228)	(2,168)
Ending balance	7,866	3,621
Buildings | Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	60,540	36,624
Additions	9,385	26,777
Disposal	0
Impairment
Exchange realignment	(2,618)	695
Depreciation of right-of-use assets	(4,389)	(3,556)
Ending balance	62,918	60,540
Other | Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	12,142	9,711
Additions	11,684	4,433
Disposal	0
Impairment
Exchange realignment	16	0
Depreciation of right-of-use assets	(3,218)	(2,002)
Ending balance	20,624	12,142
Computer and office equipment | Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	7	11
Additions	4,483	0
Disposal	0
Impairment
Exchange realignment	22	0
Depreciation of right-of-use assets	(494)	(4)
Ending balance	4,018	7
Software | Collaboration Assets Leased
Right-of-Use Assets [Roll Forward]
Beginning balance	0	0
Additions	3,146	0
Disposal	0
Impairment	0
Exchange realignment	13	0
Depreciation of right-of-use assets	(307)	0
Ending balance	$ 2,852	$ 0